Expense Example - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Communication Services Fund - Class I
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Communication Services Fund - Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
Fidelity Advisor Communication Services Fund - Class A
Expense Example:
1 year	678
3 years	896
5 years	1,131
10 years	1,806
Fidelity Advisor Communication Services Fund - Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Communication Services Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	$ 1,908